COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details) $ in Millions			1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 13, 2024 USD ($) payment case	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) case	Nov. 30, 2023 USD ($)	Jul. 31, 2021 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) case health_condition	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) case	Dec. 31, 2017 USD ($) case plaintiff	Dec. 31, 2012 health_condition	Feb. 06, 2024 entity	Dec. 31, 2023 USD ($)	Jan. 22, 2021 USD ($)
Loss Contingencies [Line Items]
Qualified spend - eligible PFAS costs, maximum			$ 1,400					$ 1,400							$ 4,000
Payment of qualified spend amount			605					605
Escrow account balance - required minimum			700					700
MOU escrow deposits			35					35
Indemnifiable losses threshold related to PFAS stray liabilities - per party			150					150
Non-PFAS stray liabilities threshold			200					200
Indemnifiable losses threshold related to PFAS stray liabilities - total			$ 300					$ 300
Non-PFAS stray liabilities percent split after threshold			71.00%					71.00%
Estimated litigation liability			$ 26					$ 26
Total environmental related liabilities			275					275						$ 300
Water District Settlement Fund
Loss Contingencies [Line Items]
MOU escrow deposits														405
Litigation settlement payment						$ 408	$ 408
Litigation expense							400
Litigation expense payment deposited into MOU escrow							$ 100
Entities on the list of potential class members who submitted timely requests for exclusion | entity													900
Total number of entities on the list of potential class members | entity													14,167
Water District Settlement Fund | Discontinued Operations
Loss Contingencies [Line Items]
Litigation settlement payment								408
PFOA Multi-District Litigation (MDL)
Loss Contingencies [Line Items]
Number of cases | case										70	100
Number of payments in litigation settlement | payment	2
Number of known filed and unfiled cases | case	73
State of Delaware
Loss Contingencies [Line Items]
Amount awarded to other party					$ 50				$ 13
Estimated litigation liability			$ 9					$ 9
Personal Injury, PFAS Exposure
Loss Contingencies [Line Items]
Number of court designated health conditions | health_condition								8
Term when cases may be re-filed								4 years
Number of litigation cases | case			5,200					5,200
Bellwether Personal Injury
Loss Contingencies [Line Items]
Number of litigation cases | case			25					25
Tier 2 Plaintiffs
Loss Contingencies [Line Items]
Number of litigation cases | case			9					9
DuPont and Corteva
Loss Contingencies [Line Items]
Percentage split of PFAS liabilities under the separation agreement			50.00%					50.00%
PFOA Matters | PFOA Multi-District Litigation (MDL)
Loss Contingencies [Line Items]
Amount awarded to other party										$ 27
Percentage of settlement				80.00%
Estimated litigation liability			$ 39					$ 39
Dismissed | PFOA Multi-District Litigation (MDL)
Loss Contingencies [Line Items]
Litigation settlement payment			11
Approximate payments from settlement agreement	$ 30
Contingent | PFOA Multi-District Litigation (MDL)
Loss Contingencies [Line Items]
Approximate payments from settlement agreement	$ 29
Accrued portion of contingent payment			10					10
Supplemental Settlement | State of Delaware
Loss Contingencies [Line Items]
Amount awarded to other party					$ 25
Chemours, Corteva and DuPont
Loss Contingencies [Line Items]
MOU escrow deposits			100					100
Chemours, Corteva and DuPont | Water District Settlement Fund
Loss Contingencies [Line Items]
Amount awarded to other party		$ 1,185
Chemours, Corteva and DuPont | PFOA Matters | PFOA Multi-District Litigation (MDL)
Loss Contingencies [Line Items]
Amount awarded to other party				$ 110
DuPont and Corteva
Loss Contingencies [Line Items]
Qualified spend - eligible PFAS costs, maximum			$ 2,000					$ 2,000
Qualified spend - eligible PFAS costs percentage split			50.00%					50.00%
Future escrow deposit, percentage split			50.00%					50.00%
DuPont and Corteva | Payments Due September 2021, September 2022
Loss Contingencies [Line Items]
Future escrow deposit			$ 100					$ 100
DuPont and Corteva | Payments Due Annually Beginning September 2024
Loss Contingencies [Line Items]
Future escrow deposit			$ 50					$ 50
Corteva
Loss Contingencies [Line Items]
Non-PFAS stray liabilities percent split after threshold			29.00%					29.00%
Chemours
Loss Contingencies [Line Items]
Qualified spend - eligible PFAS costs percentage split			50.00%					50.00%
Future escrow deposit, percentage split			50.00%					50.00%
Chemours | Payments Due Annually Beginning September 2024
Loss Contingencies [Line Items]
Future escrow deposit			$ 50					$ 50
Chemours | PFOA Matters | PFOA Multi-District Litigation (MDL)
Loss Contingencies [Line Items]
Amount awarded to other party										$ 29
EIDP And Chemours | PFOA Multi-District Litigation (MDL)
Loss Contingencies [Line Items]
Number of pending cases | case										1
EIDP And Chemours | PFOA Matters | PFOA Multi-District Litigation (MDL)
Loss Contingencies [Line Items]
Number of health conditions under personal injury claims | health_condition												6
Amount awarded to other party										$ 83	$ 670
EIDP | PFOA Matters | PFOA Multi-District Litigation (MDL)
Loss Contingencies [Line Items]
Number of personal injury lawsuits filed | plaintiff											3,550
Dupont And EIDP | PFOA Matters | PFOA Multi-District Litigation (MDL)
Loss Contingencies [Line Items]
Amount awarded to other party										$ 27
Accounts And Notes Receivable, Other
Loss Contingencies [Line Items]
Indemnification asset			28					28						21
Deferred Charges And Other Assets
Loss Contingencies [Line Items]
Indemnification asset			298					298						242
Accrued and other current liabilities
Loss Contingencies [Line Items]
Indemnification liabilities			178					178						200
Other noncurrent obligations
Loss Contingencies [Line Items]
Indemnification liabilities			$ 237					$ 237						$ 263